Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
Schedule of borrowings item
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Bank loans (a)	571,659	343,679	409,272	217,935	162,387	125,744
Finance leases (b)	52,391	9,836	13,635	5,118	38,756	4,718
Lease liability for right-of-use asset (c)	72,726	60,507	19,950	14,541	52,776	45,966
Other financial entities (d)	201,544	165,878	10,027	3,746	191,517	162,132
	898,320	579,900	452,884	241,340	445,436	338,560

Schedule of bank loan
	Interest	Date of	Current		Non-current
	rate	maturity	2020	2021	2020	2021
Cumbra Peru S.A. (i-iv)	0.90% / 8.50%	2025	222,924	129,905	19,977	4,526
Unna Energia S.A.(ii)	6.04% / 7.68%	2027	24,950	23,351	99,474	120,635
Viva Negocio Inmobiliario S.A. (v)	7.00% / 11.00%	2023	90,197	64,679	3,318	583
AENZA S.A.A. (iii)	9.10% / 10.10%	2021	51,977	-	39,618	-
Adexus S.A. (Note 36)	0.50% / 1.15%	2021	19,224	-	-	-
			409,272	217,935	162,387	125,744

Schedule of finance lease obligations
	Interest	Date of	Current		Non-current
	rate	maturity	2020	2021	2020	2021

Viva Negocio Inmobiliario S.A.	7.79% / 9.04%	2024	4,617	2,754	4,357	3,924
Cumbra Peru S.A.	4.80% / 7.67%	2023	2,021	2,318	2,823	794
Unna Energia S.A.	6.28%	2022	149	46	19	-
Adexus S.A. (Note 36)	0.23% / 0.51%	2027	6,848	-	31,557	-
			13,635	5,118	38,756	4,718

Schedule of minimum payment by maturity and present value of finance lease obligations
	2020	2021

Up to 1 year	16,287	5,624
From 1 to 5 years	35,770	4,909
Over 5 years	8,515	-
	60,572	10,533
Future financial charges	(8,181)	(697)
Present value of the obligations for finance lease contracts	52,391	9,836

Schedule of present value of finance lease obligations
	2020	2021

Up to 1 year	13,635	5,118
From 1 year to 5 years	30,635	4,718
Over 5 years	8,121	-
	52,391	9,836

Schedule of lease liability for right-of-use asset
	Interest	Date of	Current		Non-current
	rate	maturity	2020	2021	2020	2021

AENZA S.A.A.	7.88%	2027	6,534	8,075	41,403	43,112
Unna Energía S.A.	7.10%	2024	6,765	2,831	2,926	1,058
UNNA Transporte S.A.C.	5.40% / 7.50%	2024	2,047	2,782	1,925	1,721
Cumbra Peru S.A.	6.95%	2023	852	423	426	-
Cumbra Ingenieria S.A.	6.95% / 7.40%	2023	302	367	381	60
Tren Urbano de Lima S.A.	10.00%	2023	42	45	59	15
Adexus S.A. (Note 36)	0.25% / 0.50%	2025	3,408	-	5,656	-
Other minors	4.50%	2022	-	18	-	-
			19,950	14,541	52,776	45,966

Schedule of minimum payment by maturity and the present value of the lease liability for right-of-use asset obligations
	2020	2021

Up to 1 year	24,714	18,817
From 1 to 5 years	51,853	46,288
Over 5 years	11,131	8,086
	87,698	73,191
Future financial charges	(14,972)	(12,684)
Present value of the lease liability for right-of-use asset obligations	72,726	60,507

Schedule of present value of lease liability for right-of-use asset
	2020	2021

Up to 1 year	19,950	14,541
From 1 year to 5 years	42,641	38,136
Over 5 years	10,135	7,830
	72,726	60,507

Schedule of carrying amount and fair value of borrowings
	Carrying amount		Fair value
	2020	2021	2020	2021

Bank loans	571,659	343,679	589,737	372,270
Finance leases	52,391	9,836	54,343	9,097
Lease liability for right-of-use asset	72,726	60,507	88,779	66,943
Other financial entities	201,544	165,878	247,857	165,878
	898,320	579,900	980,716	614,188